Segment reporting (Details) - Schedule of total non-current assets of both reportable segments - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets	€ 24,072	€ 20,003	€ 13,660
Europe [Member]
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets	24,072	20,003	13,660
North America [Member]
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets